Document and Entity Information	6 Months Ended
Sep. 30, 2021
Entity Registrant Name	Uxin Limited
Entity Central Index Key	0001729173
Document Type	6-K
Document Period End Date	Sep. 30, 2021
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false